Other liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other liabilities
Sundry creditors	$ 9,433	$ 14,698
Cash balances undrawn	127	142
Accrued personnel obligations	4,059	3,584
Other obligations	3,421	2,248
Credit and debit card operation balances	2,838	2,446
Other liabilities	$ 19,878	$ 23,118